Adjusting items included in profit from operations - Summary of adjusting items within profit from operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit from Operations [Line Items]
(a) Restructuring and integration costs	£ (2)	£ 333	£ 771
(c) Charges in connection with planned disposal of subsidiaries	17	957	612
(c) (Credit)/charges in connection with disposal of subsidiaries	(1)	1	(6)
(d) Credit in respect of calculation of excise on social contributions in Brazil	(147)	0	0
(d) Credit in respect of calculation of VAT on social contributions in Brazil	(13)	0	(460)
(d) Charges in respect of DOJ and OFAC investigations	66	450	450
(d) Charges in respect of Nigeria Federal Competition and Consumer Protection Commission (FCCPC) case	0	0	79
(d) Other adjusting items (including Engle)	57	80	170
Total adjusting items included in profit from operations	85	1,967	1,885
Partial buy-out of pension fund in U.S.
Profit from Operations [Line Items]
(d) Credit in respect of partial buy-out of the pension fund in the U.S.	£ 0	£ 15	£ 16